INCOME TAX (Schedule of Tax Losses Expiry Dates) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [line items]
Unused tax losses for which no deferred tax asset recognised	$ 164,427	$ 136,072
CANADA
Income Taxes [line items]
Unused tax losses for which no deferred tax asset recognised	$ 184,717	$ 150,015
CANADA | Bottom of range [member]
Income Taxes [line items]
Year of Expiry	2026	2026
CANADA | Top of range [member]
Income Taxes [line items]
Year of Expiry	2042	2041
MEXICO
Income Taxes [line items]
Unused tax losses for which no deferred tax asset recognised	$ 20	$ 378
MEXICO | Bottom of range [member]
Income Taxes [line items]
Year of Expiry	2021	2021
MEXICO | Top of range [member]
Income Taxes [line items]
Year of Expiry	2031	2030